Post-employment benefits - Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world (Detail)	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefits - Text Details (Detail) [Line Items]
Actuarial assumption of discount rates	2.40%	3.20%
Actuarial assumption of expected rates of inflation	1.90%	2.10%
Actuarial assumption of expected rates of salary increases	2.60%	2.40%
GERMANY
Post-employment benefits - Text Details (Detail) [Line Items]
Actuarial assumption of discount rates	0.80%	1.50%
Actuarial assumption of expected rates of inflation	1.80%	1.80%
Actuarial assumption of expected rates of salary increases	2.50%	2.50%
Other countries [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Actuarial assumption of discount rates	2.60%	2.70%
Actuarial assumption of expected rates of inflation	1.90%	1.60%
Actuarial assumption of expected rates of salary increases	2.80%	2.60%
UNITED STATES
Post-employment benefits - Text Details (Detail) [Line Items]
Actuarial assumption of discount rates	3.10%	4.20%
Actuarial assumption of expected rates of inflation	2.00%	2.30%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%